THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks to provide current income that is generally exempt from federal income taxes and long-term total return.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 29 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (USD $)	Class A		Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none
Exchange fees	none		none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD MUNICIPAL OPPORTUNITIES FUND		Class A	Class B	Class C	Class I
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Interest expense		0.03%	0.03%	0.03%	0.03%
All other expenses		0.11%	0.17%	0.12%	0.12%
Total other expenses		0.14%	0.20%	0.15%	0.15%
Total annual fund operating expenses		0.94%	1.75%	1.70%	0.70%
Fee waiver and/or expense reimbursement	[1]	0.01%	0.07%	0.02%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.93%	1.68%	1.68%	0.68%
[1]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.90% (Class A), 1.65% (Class B), 1.65% (Class C) and 0.65% (Class I). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o  Your investment has a 5% return each year

o  The Fund's operating expenses remain the same

o  You reinvest all dividends and distributions

o  You pay any deferred sales charge due for the applicable
   period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	541	735	946	1,552
Class B	671	844	1,142	1,842
Class C	271	534	921	2,007
Class I	69	222	388	869

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	541	735	946	1,552
Class B	171	544	942	1,842
Class C	171	534	921	2,007
Class I	69	222	388	869

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 41%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its goal by investing in investment grade and non-investment grade municipal securities (known as "junk bond") that the sub-adviser, Hartford Investment Management Company ("Hartford Investment
Management"), considers to be attractive from a yield perspective while considering total return.  At least 80% of the Fund's assets must be invested in municipal securities, and up to 100% of the Fund's securities may be invested in non-investment grade municipal securities.  The Fund may invest in securities that produce income subject to income tax, including the Alternative Minimum Tax.  The Fund may also utilize derivatives, including inverse floaters, to manage portfolio risk, to replicate securities the Fund could buy that are not currently available in the market or for other investment purposes.  The Fund may also invest in variable rate bonds known as "inverse floaters" which pay interest at rates that bear an inverse relationship to changes in short-term market interest rates.  The
Fund will generally hold a diversified portfolio of investments across states and sectors, although the Fund is not required to invest in all states and sectors at all times.
MAIN RISKS.
The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a  result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal. For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Municipal Securities Risk - Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities.  In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the determination that municipal securities are subject to taxation.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.
The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.
There is no guarantee that the Fund's investment objective will be achieved.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.
Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Inverse Floater Risk - Inverse floaters earn interest at rates that vary inversely to changes in short-term interest rates.  As short-term interest rates rise, inverse floaters produce less income and as short-term interest rates fall, inverse floaters produce more income.  The prices and income of inverse floaters are generally more volatile than the prices and income of bonds with similar maturities.

Liquidity Risk - The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's net asset value.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of investing in the
Fund.  Keep in mind that past performance does not indicate future results.
Updated performance information is available at www.hartfordmutualfunds.com.
The returns:

o  Assume reinvestment of all dividends and distributions

o Would be lower if the Fund's operating expenses had not been limited.
The bar chart:

o  Shows how the Fund's total return has varied from year to year

o  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o  Shows the returns of the Fund's Class A shares.  Because all of the
   Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 13.39% (3rd quarter, 2009) Lowest -15.95% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns,
which are calculated using the historical  highest individual federal marginal income tax rates and do not reflect the
impact of state and local taxes, are shown only for Class A
shares  and will vary for other classes.  Returns prior to
the inception date of certain classes of shares may reflect
returns of another class of shares. For more information
regarding returns see the "Performance Notes" section in the
Fund's prospectus.

Actual after-tax returns, which depend on an investor's
particular tax situation, may differ from those shown and
are not relevant to investors who hold their Fund shares
through tax-deferred arrangements, such as 401(k) plans
or individual retirement accounts.
Average annual total returns for periods ending December 31, 2011 (including sales charges)
Average Annual Total Returns THE HARTFORD MUNICIPAL OPPORTUNITIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Return Before Taxes	4.04%	0.13%	May 31, 2007
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	4.04%	0.13%	May 31, 2007
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	4.49%	0.84%	May 31, 2007
Class B	Class B - Return Before Taxes	3.13%	none	May 31, 2007
Class C	Class C - Return Before Taxes	7.26%	0.40%	May 31, 2007
Class I	Class I - Return Before Taxes	9.33%	1.42%	May 31, 2007
Barclays Capital Municipal Bond Non-Investment Grade Index	Barclays Capital Municipal Bond Non-Investment Grade Index (reflects no deduction for fees, expenses or taxes)	9.25%	1.92%	May 31, 2007